Investments - Mortgages by Standing (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	$ 11,482	$ 10,728
Restructured	0	0
In the Process of Foreclosure	6	0
In Good Standing
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	11,270	10,728
Greater than 90 Days Delinquent
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	206	0
Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	10,543	10,279
Restructured	0	0
In the Process of Foreclosure	0	0
Commercial mortgage loans | In Good Standing
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	10,543	10,279
Commercial mortgage loans | Greater than 90 Days Delinquent
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	0	0
Commercial mortgage loans | Apartment
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	3,755	3,905
Restructured	0	0
In the Process of Foreclosure	0	0
Commercial mortgage loans | Apartment | In Good Standing
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	3,755	3,905
Commercial mortgage loans | Apartment | Greater than 90 Days Delinquent
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	0	0
Commercial mortgage loans | Hotel
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	1,054	883
Restructured	0	0
In the Process of Foreclosure	0	0
Commercial mortgage loans | Hotel | In Good Standing
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	1,054	883
Commercial mortgage loans | Hotel | Greater than 90 Days Delinquent
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	0	0
Commercial mortgage loans | Office
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	1,889	1,570
Restructured	0	0
In the Process of Foreclosure	0	0
Commercial mortgage loans | Office | In Good Standing
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	1,889	1,570
Commercial mortgage loans | Office | Greater than 90 Days Delinquent
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	0	0
Commercial mortgage loans | Retail
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	2,104	1,942
Restructured	0	0
In the Process of Foreclosure	0	0
Commercial mortgage loans | Retail | In Good Standing
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	2,104	1,942
Commercial mortgage loans | Retail | Greater than 90 Days Delinquent
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	0	0
Commercial mortgage loans | Warehouse
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	1,741	1,979
Restructured	0	0
In the Process of Foreclosure	0	0
Commercial mortgage loans | Warehouse | In Good Standing
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	1,741	1,979
Commercial mortgage loans | Warehouse | Greater than 90 Days Delinquent
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	0	0
Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	939	449
Residential mortgage loans | Residential
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	939	449
Restructured	0	0
In the Process of Foreclosure	6	0
Residential mortgage loans | Residential | Financial Asset Acquired with Credit Deterioration
Financing Receivable, Credit Quality Indicator [Line Items]
In the Process of Foreclosure	5
Residential mortgage loans | Residential | In Good Standing
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	727	449
Residential mortgage loans | Residential | Greater than 90 Days Delinquent
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	206	0
Residential mortgage loans | Residential | Greater than 90 Days Delinquent | Financial Asset Acquired with Credit Deterioration
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	202
Mezzanine loans | Apartment | In Good Standing
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	278	45
Mezzanine loans | Hotel | In Good Standing
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	75	33
Mezzanine loans | Office | In Good Standing
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	252	117
Mezzanine loans | Retail | In Good Standing
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	27	0
Mezzanine loans | Warehouse | In Good Standing
Financing Receivable, Credit Quality Indicator [Line Items]
Carrying Value	$ 26	$ 48